                        SEMIANNUAL REPORT / APRIL 30 1999



                          AIM CAPITAL DEVELOPMENT FUND



                                  [COVER IMAGE]





                           [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

                 -----------------------------------------------

                    UNION SQUARE GREENMARKET BY PATTI MOLLICA

 SMALL-BUSINESS ENTERPRISES ARE FREQUENTLY FOUND NESTLED AMONG TALL SKYSCRAPERS

   HOUSING LARGE MULTINATIONAL CORPORATIONS. SOME OF THESE SMALLER BUSINESSES

  EVENTUALLY CARVE OUT THEIR OWN PARTICULAR NICHES IN THE MARKET AND EXPERIENCE

  STRONG EARNINGS GROWTH. THAT'S THE KIND OF COMPANY WE ENDEAVOR TO OWN IN AIM

  CAPITAL DEVELOPMENT FUND, SMALL FIRMS WITH STRONG LONG-TERM GROWTH PROSPECTS.

                 -----------------------------------------------


AIM Capital Development Fund is for shareholders who seek long-term growth through investments in the stocks of small-and medium-size companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Capital Development Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
   (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.

o The Fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Investing in smaller companies may involve greater risk and potential reward than investing in more established companies.

o The Fund's average annual total returns, including sales charges, for the periods ended 4/30/99 are as follows: For Class A shares, one year, -20.14%; since inception (6/17/96), 10.48%. For Class B shares, one year, -20.33%; since inception (10/1/97), 7.24%. For Class C shares, one year, -16.99%; since inception (8/4/97), 1.40%.

o  Past performance cannot guarantee comparable future results.


ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Small Cap Funds Index represents an average of the performance of the 30 largest small-capitalization growth funds.

o The unmanaged Russell 2000 Index is generally considered representative of the performance of stocks of small-capitalization companies.

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

  MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF
      AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL
                               PERFORMANCE SHOWN.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

  This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.



                          AIM CAPITAL DEVELOPMENT FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER




                    Dear Fellow Shareholder:

     [PHOTO OF      With only several months remaining in 1999, the question on
    Charles T.      many of your minds may be, "How will the year 2000 computer
      Bauer,        issue affect AIM and my investments?" We would like you to
   Chairman of      feel comfortable.
   the Board of         During March and April, AIM participated in an
     THE FUND       industrywide test that gave us a chance to see how our
   APPEARS HERE]    technology systems might be affected by the changeover to
                    the year 2000 (Y2K). Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
                    electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual-fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

THE FINANCIAL INDUSTRY HAS BEEN SEEN AS A LEADER IN PLANNING FOR YEAR 2000 CONCERNS.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio-management staff is evaluating the Y2K preparedness of the companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.


Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                 -----------------------------------------------

 PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED

                     AIM'S YEAR 2000 READINESS DISCLOSURE.

                 -----------------------------------------------



                          AIM CAPITAL DEVELOPMENT FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



FUND RECORDS RESPECTABLE GAINS AS
MARKET ENVIRONMENT IMPROVES


SMALL-CAP STOCKS MADE A COMEBACK DURING THE REPORTING PERIOD. HOW DID AIM CAPITAL DEVELOPMENT FUND PERFORM?
An upswing in the performance of small-cap stocks boosted the Fund's gains for the six months ended April 30, 1999. Excluding sales charges, cumulative total returns were 9.23%, 8.82%, and 8.83% for Class A, B, and C shares, respectively.

WHAT WERE SOME OF THE KEY TRENDS IN THE STOCK MARKET IN GENERAL?
The venerable Dow Jones Industrial Average (the Dow) achieved a milestone on March 29, 1999, when it closed above the 10,000 mark for the first time. However, this record-setting performance masked a very narrow market. The stocks of a handful of extremely large firms--the so-called "mega-caps"--along with the equities of fledgling Internet companies, including several that have yet to realize a profit, outperformed other issues by a wide margin.
    In a world of economic uncertainty, exemplified by the Brazilian currency crisis in January, U.S. investors favored mega-cap stocks because of their relative safety and liquidity. Internet stocks were attractive because of the growth of the Web as a medium of commerce, communication and entertainment. Toward the end of the reporting period, however, relatively expensive mega-cap and Internet stocks lost some of their luster. Investors shifted their focus to mid- and small-cap stocks and to equities that were undervalued relative to the rest of the market.

================================================================================
[BAR CHART]
YOUR FUND'S PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

AIM Capital Development Fund
Class A Shares vs. Benchmark Indexes

6/17/96-4/30/99

   $13,308
                     $12,972
                                     $11,528



AIM CAPITAL          RUSSELL         LIPPER
DEVELOPMENT        2000 INDEX       SMALL CAP
FUND CLASS                         FUNDS INDEX
 A SHARES

Your Fund's total return includes sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

Past performance cannot guarantee comparable future results.
================================================================================

HOW DID SMALL-CAP STOCKS FARE?
When the reporting period began, small-cap stocks were rebounding strongly following a steep decline that lasted several months. The recovery continued into 1999 before sustaining a significant setback in February when investors became concerned that the Federal Reserve Board (the Fed) might raise interest rates to slow strong economic growth and contain inflation. However, when it became evident that inflation was minimal and the Fed would likely leave interest rates unchanged for the near term, small-cap stocks rallied in April.
    The rally in the small-cap market also tended to be relatively narrow. The strong showing of Internet stocks was responsible for a significant portion of the Russell 2000 Index's gains during the reporting period.

HOW WAS THE PORTFOLIO STRUCTURED AT THE END OF THE REPORTING PERIOD?
The Fund had about 300 holdings, nearly 100 fewer than at the beginning of the reporting period. We continued to sell the stocks of companies that failed to meet our earnings criteria and to focus on the stocks of firms we believe have strong, long-term growth potential.
    We continued to emphasize the consumer-cyclical and technology sectors. As of April 30, 1999, consumer-cyclical and technology stocks composed about 24% and 20% of the portfolio, respectively. Both these figures represent slight decreases from the outset of the reporting period.

WHAT WERE SOME OF THE TRENDS IN THE CONSUMER-CYCLICAL SECTOR?
Low unemployment, rising wages and minimal inflation meant healthy consumer spending. That was great news for the consumer-cyclical sector, a broad category that includes advertising, restaurants, airlines, hotels and certain retailers. This sector usually thrives when economic growth is healthy.
    Consumer cyclical stocks that performed well for the Fund included CEC Entertainment, operator of the popular Chuck E. Cheese restaurants. The company, which has more than 330 outlets in 44 states, reported strong first-quarter earnings growth. The Fund also benefited from owning the stocks of Lamar Advertising, which uses billboards, benches and displays on buses to convey commercial messages, and Linens `N Things, the nation's second largest household-goods chain, which operates nearly 200 stores in 38 states.

HOW DID TECHNOLOGY STOCKS PERFORM?
The performance of technology stocks, stellar in 1998, fell off in the initial months of 1999 as investors shifted their focus to other sectors. Many Internet companies did not meet our earnings criteria for ownership of their stocks. They had no earnings. Moreover, in some instances, their market capitalizations quickly reached the point where they no longer qualified for inclusion in a fund that invests primarily in smaller companies.
    The Fund's technology holdings included Comverse Technology, a manufacturer


                 -----------------------------------------------

          See important Fund and index disclosures inside front cover.


                          AIM CAPITAL DEVELOPMENT FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets


=============================================================================================================
TOP 10 EQUITY HOLDINGS                                    TOP 10 INDUSTRIES
-------------------------------------------------------------------------------------------------------------
 1. Quanta Services, Inc.                     0.76%        1. Services (Commercial & Consumer)          8.46%
 2. Comverse Technology, Inc.                 0.73         2. Computers (Software & Services)           5.18
 3. Stewart Enterprises, Inc. - Class A       0.71         3. Retail (Specialty)                        4.86
 4. BISYS Group, Inc.                         0.71         4. Services (Advertising/Marketing)          4.25
 5. Linens `N Things, Inc.                    0.66         5. Health Care (Specialized Services)        3.53
 6. CSG Systems International, Inc.           0.65         6. Services (Data Processing)                3.25
 7. CEC Entertainment Inc.                    0.65         7. Broadcasting (Television, Radio & Cable)  3.20
 8. Lamar Advertising Co.                     0.64         8. Electrical Equipment                      2.73
 9. Mettler-Toledo International Inc.         0.61         9. Communications Equipment                  2.61
10. DSP Communications, Inc.                  0.61        10. Oil & Gas (Exploration & Production)      2.15

The Fund's portfolio is subject to change, and there is no assurance that the
Fund will continue to hold any particular security.
=============================================================================================================

of enhanced telecommunications systems; DSP Communications, which makes and markets digital signal-processing software and other wireless communications technologies; and the BISYS Group, which provides outsourcing services for more than 6,000 financial institutions and corporations in the United States.

WHAT OTHER STOCKS DID YOU LIKE?
Quanta Services, the Fund's top holding, designs, installs and maintains traffic-control lights and highway lighting. The firm also installs lines for electrical utilities, cellular-telephone service providers and cable television companies. Mettler-Toledo International makes precision weighing instruments such as scales, balances and meters.

WHAT IS YOUR OUTLOOK?
We continue to be upbeat about the long-term prospects for small-cap stocks. Many smaller companies are enjoying greater earnings growth than their larger counterparts. Moreover, most smaller companies transact the majority of their business in the United States and are thus less susceptible to downturns in foreign markets. The strong economic growth in the United States could bode well for the continued profitability of many smaller companies.
    Additionally, small-cap stocks remain favorably priced in comparison to large-cap issues. That could continue to make them attractive to investors.
    One ominous development was the dramatic and unexpected rise of the inflation rate in April, which was disclosed after the reporting period ended. For several years, inflation and interest rates have been low. If inflation resurfaces as a threat, the Fed may raise interest rates, which could have a negative effect on stock performance.
    Regardless of economic trends, we will strive to select reasonably priced stocks of smaller companies with outstanding growth prospects for inclusion in the Fund's portfolio.

MERGERS, ACQUISITIONS AND "GRADUATES" SCOREBOARD

We believe the nearly incessant wave of mergers and acquisitions involving companies in the Fund's portfolio attests to the attractiveness of these firms. In 1998, 42 companies in the portfolio were involved in mergers or acquisitions, generally boosting their stock prices. During the first four months of 1999, another nine companies in the portfolio were involved in acquisitions or mergers. From the Fund's inception on June 17, 1996, through the end of the latest reporting period, 116 companies represented in the portfolio have been acquired or merged with other firms.
    We also sold the stocks of companies when they exceeded $10 billion in market valuation and could no longer be considered smaller companies. In 1998, there were 25 "graduates" from the Fund, while in the first four months of 1999, there were four.


                 -----------------------------------------------

          See important Fund and index disclosures inside front cover.


                          AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.01%

AEROSPACE/DEFENSE-0.93%

HEICO Corp.                            200,000   $    4,212,500
---------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)              160,000        3,830,000
---------------------------------------------------------------
TriStar Aerospace Co.(a)               275,000        2,921,875
===============================================================
                                                     10,964,375
===============================================================

AIRLINES-0.87%

Atlantic Coast Airlines
  Holdings(a)                          190,000        5,866,250
---------------------------------------------------------------
Ryanair Holdings PLC-ADR
  (Ireland)(a)                         100,000        4,475,000
===============================================================
                                                     10,341,250
===============================================================

AUTO PARTS & EQUIPMENT-0.98%

Dura Automotive Systems, Inc.(a)       160,000        4,580,000
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              187,900        2,818,500
---------------------------------------------------------------
Stoneridge, Inc.(a)                    251,300        4,209,275
===============================================================
                                                     11,607,775
===============================================================

BANKS (REGIONAL)-1.96%

Banco Santandr Puerto Rico             186,300        3,656,138
---------------------------------------------------------------
Bank United Corp.-Class A              155,000        6,258,125
---------------------------------------------------------------
Colonial BancGroup, Inc. (The)         400,000        4,950,000
---------------------------------------------------------------
Independence Community Bank Corp.      227,000        3,305,687
---------------------------------------------------------------
North Fork Bancorporation, Inc.        220,000        4,950,000
===============================================================
                                                     23,119,950
===============================================================

BEVERAGES (ALCOHOLIC)-0.68%

Beringer Wine Estates Holdings,
  Inc.(a)                               80,000        3,150,000
---------------------------------------------------------------
Canandaigua Wine Co., Inc.-Class
  A(a)                                  95,000        4,892,500
===============================================================
                                                      8,042,500
===============================================================

BIOTECHNOLOGY-0.78%

Albany Molecular Research,
  Inc.(a)                               47,100        1,177,500
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            160,000        3,620,000
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 150,000        4,368,750
===============================================================
                                                      9,166,250
===============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-3.20%

Capstar Broadcasting Corp.-Class
  A(a)                                 228,200        6,047,300
---------------------------------------------------------------
Cox Radio, Inc.-Class A(a)             115,000        5,606,250
---------------------------------------------------------------
Emmis Broadcasting Corp.-Class
  A(a)                                 115,000        5,175,000
---------------------------------------------------------------
Entercom Communications Corp.(a)       154,500        5,735,812
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)            85,000        4,621,875
---------------------------------------------------------------
Metro Networks, Inc.(a)                105,000        4,725,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Univision Communications Inc.(a)       103,000   $    5,961,125
===============================================================
                                                     37,872,362
===============================================================

BUILDING MATERIALS-0.19%

White Cap Industries, Inc.(a)          190,000        2,303,750
===============================================================

COMMUNICATIONS EQUIPMENT-2.61%

Comverse Technology, Inc.(a)           135,000        8,656,875
---------------------------------------------------------------
Digital Microwave Corp.(a)             250,000        3,187,500
---------------------------------------------------------------
General Instrument Corp.(a)            150,000        5,475,000
---------------------------------------------------------------
Gilat Satellite Networks Ltd.(a)        50,000        2,600,000
---------------------------------------------------------------
NorthEast Optic Network, Inc.(a)       275,000        4,709,375
---------------------------------------------------------------
PairGain Technologies, Inc.(a)         285,000        3,651,562
---------------------------------------------------------------
REMEC, Inc.(a)                         200,000        2,587,500
===============================================================
                                                     30,867,812
===============================================================

COMPUTERS (HARDWARE)-0.31%

Bell & Howell Co.(a)                   110,000        3,678,125
===============================================================

COMPUTERS (PERIPHERALS)-1.07%

Actel Corp.(a)                         250,000        3,375,000
---------------------------------------------------------------
DSP Communications, Inc.(a)            265,000        7,221,250
---------------------------------------------------------------
QLogic Corp.(a)                         30,000        2,098,125
===============================================================
                                                     12,694,375
===============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-5.18%

AppliedTheory Corp.(a)                  60,500        1,240,250
---------------------------------------------------------------
Aris Corp.(a)                           75,200          613,350
---------------------------------------------------------------
Avant! Corp.(a)                        205,419        2,773,157
---------------------------------------------------------------
Best Software, Inc.(a)                 240,500        3,111,469
---------------------------------------------------------------
Check Point Software Technologies
  Ltd. (Israel)(a)                      60,000        2,115,000
---------------------------------------------------------------
Dendrite International, Inc.(a)        128,800        3,332,700
---------------------------------------------------------------
Descartes Systems Group Inc.
  (The)(a)                             200,000        1,262,500
---------------------------------------------------------------
HNC Software Inc.(a)                   100,000        2,150,000
---------------------------------------------------------------
InfoCure Corp.(a)                      235,000        6,183,438
---------------------------------------------------------------
Lycos, Inc.(a)                          30,000        2,990,625
---------------------------------------------------------------
Medical Manager Corp.(a)                90,000        2,565,000
---------------------------------------------------------------
Mentor Graphics Corp.(a)               375,000        4,546,875
---------------------------------------------------------------
Mercury Interactive Corp.(a)           110,500        3,114,718
---------------------------------------------------------------
PSINet Inc., Series C-$3.375
  Conv. Pfd.                            55,800        2,873,700
---------------------------------------------------------------
Rational Software Corp.(a)             150,000        4,443,750
---------------------------------------------------------------
SERENA Software, Inc.(a)               120,000        1,230,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-(CONTINUED)

Structural Dynamics Research
  Corp.(a)                             300,000   $    5,831,250
---------------------------------------------------------------
Symantec Corp.(a)                      260,000        5,167,500
---------------------------------------------------------------
Transaction Systems Architects,
  Inc.-Class A(a)                      100,000        3,243,750
---------------------------------------------------------------
Unigraphics Solutions Inc.(a)          160,300        2,384,462
===============================================================
                                                     61,173,494
===============================================================

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.21%

Blyth Industries, Inc.(a)              106,800        2,429,700
===============================================================

CONSUMER FINANCE-1.10%

American Capital Strategies, Ltd.       85,100        1,510,525
---------------------------------------------------------------
AmeriCredit Corp.(a)                   400,000        6,625,000
---------------------------------------------------------------
Cash America International, Inc.       385,000        4,908,750
===============================================================
                                                     13,044,275
===============================================================

DISTRIBUTORS (FOOD &
  HEALTH)-0.92%

JP Foodservice, Inc.(a)                100,750        4,237,797
---------------------------------------------------------------
Patterson Dental Co.(a)                 55,000        1,983,437
---------------------------------------------------------------
Performance Food Group Co.(a)          175,000        4,637,500
===============================================================
                                                     10,858,734
===============================================================

ELECTRIC COMPANIES-0.38%

Avista Corp.                           300,000        4,500,000
===============================================================

ELECTRICAL EQUIPMENT-2.73%

Conexant Systems, Inc.(a)               85,000        3,463,750
---------------------------------------------------------------
Cree Research, Inc.(a)                 105,000        4,410,000
---------------------------------------------------------------
DII Group, Inc.(a)                     100,000        3,100,000
---------------------------------------------------------------
PCD, Inc.(a)                           150,000        1,659,375
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)               85,000        4,621,875
---------------------------------------------------------------
Sawtek Inc.(a)                         100,000        3,525,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                   140,000        5,328,750
---------------------------------------------------------------
SLI, Inc.(a)                           225,000        6,173,437
===============================================================
                                                     32,282,187
===============================================================

ELECTRONICS (DEFENSE)-0.46%

Aeroflex Inc.(a)                       370,000        5,411,250
===============================================================

ELECTRONICS
  (INSTRUMENTATION)-0.87%

Alpha Industries, Inc.(a)              117,300        4,134,825
---------------------------------------------------------------
Methode Electronics, Inc.-Class A      149,500        2,223,812
---------------------------------------------------------------
Varian Inc.(a)                         100,000          906,250
---------------------------------------------------------------
Varian Medical Systems, Inc.           100,000        1,718,750
---------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc.(a)                  100,000        1,300,000
===============================================================
                                                     10,283,637
===============================================================

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS
  (SEMICONDUCTORS)-1.95%

Apex PC Solutions, Inc.(a)             145,000   $    2,410,625
---------------------------------------------------------------
Celestica Inc.(a)                      115,000        4,499,375
---------------------------------------------------------------
Micrel, Inc.(a)                         70,000        4,121,250
---------------------------------------------------------------
Microchip Technology, Inc.(a)          160,000        5,600,000
---------------------------------------------------------------
Unitrode Corp.(a)                      229,900        4,066,356
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)          49,800        2,306,362
===============================================================
                                                     23,003,968
===============================================================

ENTERTAINMENT-1.35%

Loews Cineplex Entertainment
  Corp.(a)                             444,500        5,611,812
---------------------------------------------------------------
Pixar, Inc.(a)                         100,000        4,150,000
---------------------------------------------------------------
SFX Entertainment, Inc.-Class
  A(a)                                 100,000        6,175,000
===============================================================
                                                     15,936,812
===============================================================

EQUIPMENT (SEMICONDUCTOR)-1.36%

DuPont Photomasks, Inc.(a)             150,000        6,562,500
---------------------------------------------------------------
Lam Research Corp.(a)                  130,000        4,095,000
---------------------------------------------------------------
Teradyne, Inc.(a)                      115,000        5,426,562
===============================================================
                                                     16,084,062
===============================================================

FINANCIAL (DIVERSIFIED)-1.78%

FINOVA Group, Inc.                     100,000        4,831,250
---------------------------------------------------------------
FirstCity Financial Corp.(a)           160,000        1,700,000
---------------------------------------------------------------
Hamilton Bancorp, Inc.(a)              100,000        2,575,000
---------------------------------------------------------------
Insignia Financial Group, Inc.(a)      130,000        1,633,125
---------------------------------------------------------------
Medallion Financial Corp.              100,000        1,687,500
---------------------------------------------------------------
MicroFinancial Inc.                    219,400        3,908,062
---------------------------------------------------------------
SEI Investments Co.                     50,000        4,750,000
===============================================================
                                                     21,084,937
===============================================================

FOODS-1.93%

American Italian Pasta Co.-Class
  A(a)                                 221,000        5,939,375
---------------------------------------------------------------
International Home Foods, Inc.(a)      245,000        4,057,812
---------------------------------------------------------------
Keebler Foods Co.(a)                   140,500        4,513,563
---------------------------------------------------------------
Suiza Foods Corp.(a)                    99,900        3,752,494
---------------------------------------------------------------
United Natural Foods, Inc.(a)          180,000        4,522,500
===============================================================
                                                     22,785,744
===============================================================

HEALTH CARE (DIVERSIFIED)-0.28%

IVAX Corp.(a)                          250,000        3,281,250
===============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.71%

Alpharma, Inc.-Class A                 130,000        3,835,000
---------------------------------------------------------------
Barr Laboratories, Inc.(a)             150,700        4,530,418
---------------------------------------------------------------
Forest Laboratories, Inc.(a)            90,000        4,005,000
---------------------------------------------------------------
Jones Medical Industries, Inc.         112,000        3,598,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-(CONTINUED)

Parexel International Corp.(a)         175,000   $    4,210,938
===============================================================
                                                     20,179,356
===============================================================

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.26%

Health Management Associates,
  Inc.-Class A(a)                      197,250        3,082,031
===============================================================

HEALTH CARE (LONG TERM
  CARE)-0.36%

Sunrise Assisted Living, Inc.(a)       105,000        4,200,000
===============================================================

HEALTH CARE (MANAGED CARE)-0.37%

Express Scripts, Inc.-Class A(a)        60,000        4,417,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.70%

Biomet, Inc.                            75,000        3,075,000
---------------------------------------------------------------
Cyberonics, Inc.(a)                    155,000        1,259,375
---------------------------------------------------------------
Henry Schein, Inc.(a)                  170,000        4,451,875
---------------------------------------------------------------
Lifecore Biomedical, Inc.(a)           248,000        2,077,000
---------------------------------------------------------------
MiniMed, Inc.(a)                        60,000        3,750,000
---------------------------------------------------------------
Sybron International Corp.(a)          199,900        5,534,731
===============================================================
                                                     20,147,981
===============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-3.53%

Advance Paradigm, Inc.(a)               92,000        4,830,000
---------------------------------------------------------------
Capital Senior Living Corp.(a)         200,000        1,975,000
---------------------------------------------------------------
Covance, Inc.(a)                       130,000        2,851,875
---------------------------------------------------------------
First Consulting Group, Inc.(a)        255,800        2,941,700
---------------------------------------------------------------
MAXIMUS, Inc.(a)                       177,000        4,602,000
---------------------------------------------------------------
Omnicare, Inc.                         215,700        5,190,281
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              349,900        4,330,013
---------------------------------------------------------------
Renal Care Group, Inc.(a)              180,000        3,757,500
---------------------------------------------------------------
Renex Corp.(a)                         200,000          800,000
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                              80,000        2,160,000
---------------------------------------------------------------
United Payors & United Providers,
  Inc.(a)                              230,000        4,053,750
---------------------------------------------------------------
Ventana Medical Systems, Inc.(a)       173,000        4,216,875
===============================================================
                                                     41,708,994
===============================================================

HOUSEHOLD FURNITURE &
  APPLIANCES-0.35%

Service Experts, Inc.(a)               252,300        4,084,106
===============================================================

HOUSEWARES-0.15%

Windmere-Durable Holdings Inc.(a)      150,000        1,725,000
===============================================================

INSURANCE (LIFE/HEALTH)-0.96%

Annuity and Life Re, Ltd.
  (Bermuda)                            134,300        2,652,425
===============================================================

                                                     MARKET
                                     SHARES          VALUE
INSURANCE
  (LIFE/HEALTH)-(CONTINUED)

ESG Re Ltd. (United Kingdom)            77,700   $    1,320,900
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         105,000        4,869,375
---------------------------------------------------------------
Sutton Group Financial Services
  Ltd. (Cayman Islands)                253,600        2,536,000
===============================================================
                                                     11,378,700
===============================================================

INSURANCE (MULTI-LINE)-0.26%

Century Business Services,
  Inc.(a)                              260,000        3,120,000
===============================================================

INSURANCE
  (PROPERTY-CASUALTY)-1.29%

Amerin Corp.(a)                        200,000        4,687,500
---------------------------------------------------------------
Automobile Protection Corp.(a)         250,000        2,203,125
---------------------------------------------------------------
CNA Surety Corp.                       249,700        3,370,950
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           235,000        4,964,375
===============================================================
                                                     15,225,950
===============================================================

INVESTMENT
  BANKING/BROKERAGE-0.43%

Hambrecht & Quist Group(a)             145,000        5,111,250
===============================================================

INVESTMENT MANAGEMENT-0.55%

Affiliated Managers Group,
  Inc.(a)                              185,000        5,376,563
---------------------------------------------------------------
Conning Corp.                           70,000        1,155,000
===============================================================
                                                      6,531,563
===============================================================

IRON & STEEL-0.32%

Nucor Corp.                             65,000        3,814,688
===============================================================

LAND DEVELOPMENT-0.02%

Silverleaf Resorts, Inc.(a)             24,700          196,056
===============================================================

LEISURE TIME (PRODUCTS)-0.36%

Family Golf Centers, Inc.(a)            99,800          717,313
---------------------------------------------------------------
International Speedway
  Corp.-Class A                         67,700        3,486,550
===============================================================
                                                      4,203,863
===============================================================

LODGING-HOTELS-0.35%

Prime Hospitality Corp.(a)             340,000        4,143,750
===============================================================

MACHINERY (DIVERSIFIED)-0.51%

Applied Power, Inc.-Class A            191,400        6,041,063
===============================================================

MANUFACTURING (SPECIALIZED)-2.02%

Alpine Group, Inc. (The)(a)            209,700        2,909,588
---------------------------------------------------------------
American Bank Note Holographics,
  Inc.(a)                              380,500          975,031
---------------------------------------------------------------
Amor Holdings, Inc.(a)                 100,000        1,262,500
---------------------------------------------------------------
First Years, Inc. (The)                300,000        4,556,250
---------------------------------------------------------------
Howmet International Inc.(a)           250,000        4,000,000
---------------------------------------------------------------
Mettler-Toledo International
  Inc.(a)                              277,000        7,236,625
---------------------------------------------------------------
Superior TeleCom Inc.                  118,875        2,964,445
===============================================================
                                                     23,904,439
===============================================================

                                                     MARKET
                                     SHARES          VALUE
OFFICE EQUIPMENT & SUPPLIES-0.77%

Daisytek International Corp.(a)        295,000   $    4,941,250
---------------------------------------------------------------
School Specialty, Inc.(a)              219,402        4,141,213
===============================================================
                                                      9,082,463
===============================================================

OIL (DOMESTIC INTEGRATED)-0.11%

Pennzoil-Quaker State Co.              100,000        1,293,750
===============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-1.72%

BJ Services Co.(a)                     210,000        5,617,500
---------------------------------------------------------------
Cooper Cameron Corp.(a)                 94,800        3,661,650
---------------------------------------------------------------
Newpark Resources, Inc.(a)             425,000        3,904,688
---------------------------------------------------------------
Petroleum Geo-Services ASA-ADR
  (Norway)(a)                          255,100        4,272,925
---------------------------------------------------------------
Rowan Companies, Inc.(a)               180,000        2,880,000
===============================================================
                                                     20,336,763
===============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-2.15%

Anadarko Petroleum Corp.               100,000        3,793,750
---------------------------------------------------------------
Apache Corp.                           155,000        4,756,563
---------------------------------------------------------------
Devon Energy Corp.                     185,000        6,151,250
---------------------------------------------------------------
Newfield Exploration Co.(a)            140,000        3,762,500
---------------------------------------------------------------
Noble Affiliates, Inc.                 130,000        4,168,125
---------------------------------------------------------------
Union Pacific Resources Group
  Inc.(b)                              199,800        2,797,200
===============================================================
                                                     25,429,388
===============================================================

PAPER & FOREST PRODUCTS-0.65%

Potlatch Corp.                          65,000        2,693,438
---------------------------------------------------------------
Rayonier Inc.                          110,000        5,018,750
===============================================================
                                                      7,712,188
===============================================================

PERSONAL CARE-1.43%

Chattem, Inc.(a)                       149,900        5,855,469
---------------------------------------------------------------
Playtex Products, Inc.(a)              349,700        5,770,050
---------------------------------------------------------------
Steiner Leisure Ltd.(a)                165,000        5,238,750
===============================================================
                                                     16,864,269
===============================================================

PUBLISHING-0.99%

IDG Books Worldwide, Inc.-Class
  A(a)                                 229,800        4,969,425
---------------------------------------------------------------
Scholastic Corp.(a)                    120,000        5,673,750
---------------------------------------------------------------
Ziff-Davis Inc.(a)                      28,900        1,018,725
===============================================================
                                                     11,661,900
===============================================================

RAILROADS-0.39%

MotivePower Industries, Inc.(a)        270,000        4,606,875
===============================================================

REAL ESTATE INVESTMENT
  TRUST-1.57%

AMRESCO Capital Trust Inc.             240,500        2,525,250
===============================================================

                                                     MARKET
                                     SHARES          VALUE
REAL ESTATE INVESTMENT
  TRUST-(CONTINUED)

Apartment Investment & Management
  Co.                                  126,790   $    5,079,524
---------------------------------------------------------------
Colonial Properties Trust              130,000        3,558,750
---------------------------------------------------------------
Correctional Properties Trust          237,400        4,109,988
---------------------------------------------------------------
Manufactured Home Communities,
  Inc.                                 130,000        3,290,625
===============================================================
                                                     18,564,137
===============================================================

RESTAURANTS-1.69%

Brinker International, Inc.(a)         132,000        3,646,500
---------------------------------------------------------------
CEC Entertainment Inc.(a)              205,000        7,687,500
---------------------------------------------------------------
Dave & Buster's, Inc.(a)               189,800        3,890,900
---------------------------------------------------------------
Luby's, Inc.                           100,000        1,675,000
---------------------------------------------------------------
Starbucks Corp.(a)                      82,000        3,028,875
===============================================================
                                                     19,928,775
===============================================================

RETAIL (COMPUTERS &
  ELECTRONICS)-0.53%

CDW Computer Centers, Inc.(a)           69,900        6,256,050
===============================================================

RETAIL (DISCOUNTERS)-0.58%

Family Dollar Stores, Inc.             283,600        6,841,850
===============================================================

RETAIL (FOOD CHAINS)-0.98%

BJ's Wholesale Club, Inc.(a)           210,000        5,578,125
---------------------------------------------------------------
Wild Oats Markets Inc.(a)              215,000        5,952,813
===============================================================
                                                     11,530,938
===============================================================

RETAIL (GENERAL
  MERCHANDISE)-0.33%

Signet Group PLC (United
  Kingdom)(a)                        2,320,000        2,257,830
---------------------------------------------------------------
Signet Group PLC-ADR (United
  Kingdom)                              60,000        1,725,000
===============================================================
                                                      3,982,830
===============================================================

RETAIL (SPECIALTY)-4.86%

Casey's General Stores, Inc.           130,000        1,722,500
---------------------------------------------------------------
CSK Auto Corp.(a)                      252,400        6,310,000
---------------------------------------------------------------
Electronics Boutique Holdings
  Corp.(a)                             200,000        3,175,000
---------------------------------------------------------------
Footstar, Inc.(a)                        6,600          223,163
---------------------------------------------------------------
Guitar Center Inc.(a)                  225,000        3,515,625
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)        195,000        5,325,937
---------------------------------------------------------------
Just for Feet, Inc.(a)                 100,000        1,262,500
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              170,300        7,791,225
---------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)         200,000        3,762,500
---------------------------------------------------------------
Michaels Stores, Inc.(a)               122,000        2,760,250
---------------------------------------------------------------
Rainbow Rentals, Inc.(a)               172,000        2,021,000
---------------------------------------------------------------
Rent-A-Center, Inc.(a)                 199,900        6,196,900
---------------------------------------------------------------
Rent-Way, Inc.(a)                      237,190        6,463,427
---------------------------------------------------------------
Select Comfort Corp.(a)                 41,900          678,256
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY)-(CONTINUED)

Zale Corp.(a)                          165,000   $    6,239,063
===============================================================
                                                     57,447,346
===============================================================

RETAIL (SPECIALTY-APPAREL)-1.09%

Abercrombie & Fitch Co.-Class
  A(a)                                  60,000        5,707,500
---------------------------------------------------------------
Goody's Family Clothing, Inc.(a)       225,000        2,025,000
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         190,000        5,201,250
===============================================================
                                                     12,933,750
===============================================================

SAVINGS & LOAN COMPANIES-0.42%

Allied Capital Corp.                   275,000        4,950,000
===============================================================

SERVICES
  (ADVERTISING/MARKETING)-4.25%

Abacus Direct Corp.(a)                  45,000        3,330,000
---------------------------------------------------------------
ACNielsen Corp.(a)                     200,000        5,575,000
---------------------------------------------------------------
Acxiom Corp.(a)                        246,000        6,211,500
---------------------------------------------------------------
Forrester Research, Inc.(a)             74,300        2,526,200
---------------------------------------------------------------
HA-LO Industries, Inc.(a)              275,000        3,231,250
---------------------------------------------------------------
Lamar Advertising Co.(a)               225,000        7,565,625
---------------------------------------------------------------
Market Facts, Inc.(a)                  173,800        5,300,900
---------------------------------------------------------------
Nielsen Media Research(a)              250,000        6,843,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)         190,000        5,581,250
---------------------------------------------------------------
Young & Rubicam, Inc.                  103,500        4,120,594
===============================================================
                                                     50,286,069
===============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-8.46%

Apollo Group, Inc.(a)                  100,000        2,475,000
---------------------------------------------------------------
Bright Horizons Family Solutions,
  Inc.(a)                              189,992        4,084,828
---------------------------------------------------------------
Central Parking Corp.                  160,000        5,070,000
---------------------------------------------------------------
Copart, Inc.(a)                        200,000        3,625,000
---------------------------------------------------------------
Corporate Executive Board Co.
  (The)(a)                             100,800        2,835,000
---------------------------------------------------------------
F.Y.I. Inc.(a)                         115,000        3,565,000
---------------------------------------------------------------
Galileo International, Inc.             81,700        4,003,300
---------------------------------------------------------------
INSpire Insurance Solutions,
  Inc.(a)                              300,500        6,535,875
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 175,000        4,867,188
---------------------------------------------------------------
ITT Educational Services, Inc.(a)       79,300        1,947,806
---------------------------------------------------------------
Jones Lang LaSalle Inc.(a)             101,900        2,719,456
---------------------------------------------------------------
MemberWorks, Inc.(a)                   100,000        4,375,000
---------------------------------------------------------------
Metzler Group, Inc.(a)                 180,000        5,017,500
---------------------------------------------------------------
PalEx, Inc.(a)                          27,300          170,625
---------------------------------------------------------------
Pegasus Systems, Inc.(a)               100,000        4,675,000
---------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)       215,000        6,127,500
---------------------------------------------------------------
Primark Corp.(a)                       187,000        4,312,688
---------------------------------------------------------------
Quanta Services, Inc.(a)               310,300        8,940,518
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL &
  CONSUMER)-(CONTINUED)

Regis Corp.                            212,700   $    5,450,437
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A      424,900        8,444,888
---------------------------------------------------------------
Strayer Education, Inc.                 55,000        1,904,375
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)       225,000        5,653,125
---------------------------------------------------------------
Trammell Crow Co.(a)                   176,400        3,175,200
===============================================================
                                                     99,975,309
===============================================================

SERVICES (COMPUTER SYSTEMS)-1.99%

Insight Enterprises, Inc.(a)           202,300        5,462,100
---------------------------------------------------------------
Policy Management Systems
  Corp.(a)                             135,000        4,244,063
---------------------------------------------------------------
Safeguard Scientifics, Inc.(a)          41,200        3,337,200
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           200,000        6,387,500
---------------------------------------------------------------
Sykes Enterprises, Inc.(a)             201,900        4,138,950
===============================================================
                                                     23,569,813
===============================================================

SERVICES (DATA PROCESSING)-3.25%

4Front Software International,
  Inc.(a)                              365,000        3,216,563
---------------------------------------------------------------
BISYS Group, Inc.(a)                   165,000        8,373,750
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                              200,000        7,725,000
---------------------------------------------------------------
Lason Holdings, Inc.(a)                121,400        4,802,887
---------------------------------------------------------------
MedQuist, Inc.(a)                      165,000        5,651,250
---------------------------------------------------------------
National Data Corp.                    105,000        4,843,125
---------------------------------------------------------------
NOVA Corp.(a)                          144,400        3,754,400
===============================================================
                                                     38,366,975
===============================================================

SERVICES (EMPLOYMENT)-1.62%

AHL Services, Inc.(a)                  125,500        3,796,375
---------------------------------------------------------------
Heidrick & Struggles
  International, Inc.(a)               373,900        5,211,231
---------------------------------------------------------------
Korn/Ferry International(a)            275,000        3,231,250
---------------------------------------------------------------
Labor Ready, Inc.(a)                   174,500        6,849,125
===============================================================
                                                     19,087,981
===============================================================

SERVICES (FACILITIES &
  ENVIRONMENTAL)-2.14%

Casella Waste Systems, Inc.(a)         234,500        5,862,500
---------------------------------------------------------------
Cornell Corrections, Inc.(a)           274,600        5,526,325
---------------------------------------------------------------
Tetra Tech, Inc.(a)                    140,700        3,403,182
---------------------------------------------------------------
Wackenhut Corrections Corp.(a)         279,700        5,191,931
---------------------------------------------------------------
Waste Connections, Inc.(a)             200,000        5,275,000
===============================================================
                                                     25,258,938
===============================================================

SPECIALTY PRINTING-0.38%

World Color Press, Inc.(a)             175,000        4,473,438
===============================================================

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.83%

Associated Group, Inc.
  (The)-Class A(a)                     120,000   $    6,840,000
---------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)       35,000        2,948,750
===============================================================
                                                      9,788,750
===============================================================

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.57%

IXC Communications, Inc.(a)            170,000        6,736,250
===============================================================

TELEPHONE-0.91%

Intermedia Communications Inc.(a)      170,000        5,471,875
---------------------------------------------------------------
NTL Inc. (United Kingdom)(a)            70,000        5,337,500
===============================================================
                                                     10,809,375
===============================================================

WASTE MANAGEMENT-1.77%

Catalytica, Inc.(a)                    300,000        4,106,250
---------------------------------------------------------------
Safety-Kleen Corp.(a)                  375,000        5,953,125
---------------------------------------------------------------
Superior Services, Inc.(a)             210,000        3,858,750
---------------------------------------------------------------
U.S. Liquids Inc.(a)                   261,700        5,299,426
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WASTE MANAGEMENT-(CONTINUED)

Waste Industries, Inc.(a)               92,500   $    1,711,250
===============================================================
                                                     20,928,801
===============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $954,293,892)                               1,134,739,835
===============================================================

                                     PRINCIPAL
                                      AMOUNT
REPURCHASE AGREEMENTS-3.89%(c)

Credit Swisse First Boston Corp.,
  4.93%, 05/03/99(d)               $27,011,481       27,011,481
---------------------------------------------------------------
Greenwich Capital Markets, Inc.,
  4.93%, 05/03/99(e)                18,945,613       18,945,613
===============================================================
    Total Repurchase Agreements
      (Cost $45,957,094)                             45,957,094
===============================================================
TOTAL INVESTMENTS-99.90%                          1,180,696,929
===============================================================
OTHER ASSETS LESS
  LIABILITIES-0.10%                                   1,177,367
===============================================================
NET ASSETS-100.00%                               $1,181,874,296
===============================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure its market value is at least 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 04/30/99 with a maturing value of $500,205,417. Collateralized by $527,642,000 U.S. Government obligations, 4.60% to 9.05% due 05/03/99 to 04/28/14 with an aggregate market value at 04/30/99 of $531,179,320.
(e) Joint repurchase agreement entered into 04/30/99 with a maturing value of $400,164,333. Collateralized by $419,743,169 U.S. Government obligations, 0% to 10.00% due 04/01/00 to 05/01/29 with an aggregate market value at 04/30/99 of $408,002,417.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,000,250,986)                             $1,180,696,929
------------------------------------------------------------
Receivables for:
  Investments sold                                22,860,649
------------------------------------------------------------
  Capital stock sold                               1,743,331
------------------------------------------------------------
  Dividends and interest                             309,286
------------------------------------------------------------
Investment for deferred compensation plan             14,874
------------------------------------------------------------
Other assets                                         118,379
------------------------------------------------------------
      Total assets                             1,205,743,448
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           16,780,752
------------------------------------------------------------
  Capital stock reacquired                         4,838,834
------------------------------------------------------------
  Deferred compensation                               14,874
------------------------------------------------------------
  Options written (Premiums received
    $109,386)                                        443,306
------------------------------------------------------------
Accrued advisory fees                                645,088
------------------------------------------------------------
Accrued administrative services fees                   7,632
------------------------------------------------------------
Accrued directors' fees                                7,850
------------------------------------------------------------
Accrued distribution fees                            822,742
------------------------------------------------------------
Accrued transfer agent fees                          261,630
------------------------------------------------------------
Accrued operating expenses                            46,444
------------------------------------------------------------
      Total liabilities                           23,869,152
------------------------------------------------------------
Net assets applicable to shares outstanding   $1,181,874,296
============================================================

NET ASSETS:

Class A                                       $  644,958,656
============================================================
Class B                                       $  483,673,180
============================================================
Class C                                       $   53,242,460
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     45,804,635
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     34,992,803
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      3,854,095
============================================================
Class A:
  Net asset value and redemption price per
    share                                     $        14.08
============================================================
  Offering price per share:
    (Net assets value of $14.08 / 94.50%)     $        14.90
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        13.82
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        13.81
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $2,049 foreign withholding
  tax)                                         $  2,630,878
-----------------------------------------------------------
Interest                                          1,645,875
-----------------------------------------------------------
    Total investment income                       4,276,753
-----------------------------------------------------------
EXPENSES:
Advisory fees                                     4,286,282
-----------------------------------------------------------
Administrative services fees                         48,652
-----------------------------------------------------------
Custodian fees                                       72,619
-----------------------------------------------------------
Directors' fees                                      11,971
-----------------------------------------------------------
Distribution fees-Class A                         1,265,747
-----------------------------------------------------------
Distribution fees-Class B                         2,619,659
-----------------------------------------------------------
Distribution fees-Class C                           274,848
-----------------------------------------------------------
Transfer agent fees-Class A                       1,018,729
-----------------------------------------------------------
Transfer agent fees-Class B                         981,216
-----------------------------------------------------------
Transfer agent fees-Class C                         102,947
-----------------------------------------------------------
Other                                               332,519
-----------------------------------------------------------
      Total expenses                             11,015,189
-----------------------------------------------------------
Less: Expenses paid indirectly                      (25,503)
-----------------------------------------------------------
      Net expenses                               10,989,686
-----------------------------------------------------------
Net investment income (loss)                     (6,712,933)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                          16,330,470
-----------------------------------------------------------
  Option contracts written                          201,938
-----------------------------------------------------------
                                                 16,532,408
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         102,115,195
-----------------------------------------------------------
  Option contracts written                         (333,920)
-----------------------------------------------------------
                                                101,781,275
-----------------------------------------------------------
    Net gain from investment securities and
      option contracts                          118,313,683
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $111,600,750
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                   1999             1998
                                                              --------------   --------------
OPERATIONS:

  Net investment income (loss)                                $   (6,712,933)  $   (8,332,574)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities, foreign currencies, futures and option
    contracts                                                     16,532,408      (67,636,533)
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, futures and option
    contracts                                                    101,781,275     (114,227,472)
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                111,600,750     (190,196,579)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (138,084,944)     242,830,301
---------------------------------------------------------------------------------------------
  Class B                                                        (51,952,473)     274,584,791
---------------------------------------------------------------------------------------------
  Class C                                                            761,416       44,827,215
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                     (77,675,251)     372,045,728
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,259,549,547      887,503,819
---------------------------------------------------------------------------------------------
  End of period                                               $1,181,874,296   $1,259,549,547
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,071,122,709   $1,260,398,710
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (6,734,268)         (21,335)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies, futures and
    option contracts                                             (62,626,168)     (79,158,576)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     180,112,023       78,330,748
---------------------------------------------------------------------------------------------
                                                              $1,181,874,296   $1,259,549,547
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
C. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
D. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $75,941,588 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2006.
F. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

G. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.
H. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $48,652 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1999, AFS was paid $1,259,748 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $1,265,747, $2,619,659 and $274,848, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $270,027 from Class A capital stock transactions during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the six months ended April 30, 1999, AIM Distributors received $82,703 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended April 30, 1999, the Fund paid legal fees of $2,292 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $8,544 and $16,959, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $25,503 during the six months ended April 30, 1999.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $698,051,770 and $853,872,921, respectively.

The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                                       $239,500,191
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                        (59,376,952)
--------------------------------------------------------------------------
Net unrealized appreciation of
  investment securities                                       $180,123,239
==========================================================================

Cost of investments for tax purposes is $1,000,573,690.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended April 30, 1999 are summarized as follows:

                                                                 OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------    ---------
Beginning of period                                                 0      $       0
------------------------------------------------------------------------------------
Written                                                         5,446        792,183
------------------------------------------------------------------------------------
Closed                                                         (1,999)      (194,945)
------------------------------------------------------------------------------------
Exercised                                                        (250)       (86,747)
------------------------------------------------------------------------------------
Expired                                                        (2,198)      (401,105)
------------------------------------------------------------------------------------
End of period                                                     999      $ 109,386
====================================================================================

Open call contracts written at April 30, 1999 were as follows:

                                                                                            APRIL 30,
                                                                      NUMBER                  1999
                                                 CONTRACT   STRIKE      OF       PREMIUMS    MARKET      UNREALIZED
               ISSUE                              MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
               -----                             --------   ------   ---------   --------   ---------   ------------
Union Pacific Resource Group, Inc.               July 99      10        999      $109,386   $443,306      $333,920
--------------------------------------------------------------------------------------------------------------------

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                                                APRIL 30, 1999                  OCTOBER 31, 1998
                                          ---------------------------    ------------------------------
                                            SHARES         AMOUNT           SHARES          AMOUNT
                                          -----------   -------------    ------------   ---------------
Sold:
  Class A                                  22,713,643   $ 318,873,099     101,121,530   $ 1,487,557,560
-------------------------------------------------------------------------------------------------------
  Class B                                   6,016,844      82,122,144      25,176,788       370,811,453
-------------------------------------------------------------------------------------------------------
  Class C                                   1,738,241      23,977,499       4,336,475        62,530,399
-------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                 (32,567,180)   (456,958,043)    (85,122,675)   (1,244,727,259)
-------------------------------------------------------------------------------------------------------
  Class B                                  (9,930,034)   (134,074,617)     (6,860,398)      (96,226,662)
-------------------------------------------------------------------------------------------------------
  Class C                                  (1,688,785)    (23,216,083)     (1,375,616)      (17,703,184)
-------------------------------------------------------------------------------------------------------
                                          (13,717,271)  $(189,276,001)     37,276,104   $   562,242,307
=======================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998 and the period June 17, 1996 (date operations commenced) through October 31, 1996, for a share of Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the two-year period ended October 31, 1998 and the period October 1, 1996 (date sales commenced) through October 31, 1996 and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                             CLASS A                                          CLASS B
                          ------------------------------------------------     ---------------------------------------------
                                                  OCTOBER 31,                                     OCTOBER 31,
                          APRIL 30,      ---------------------------------     APRIL 30,    --------------------------------
                            1999           1998        1997         1996         1999         1998        1997        1996
                          ---------      --------    --------    ---------     ---------    --------    --------    --------
Net asset value,
  beginning of period     $   12.89      $  14.57    $  11.09    $   10.00     $   12.70    $  14.46    $  11.08    $  11.26
----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
    Net investment
      income (loss)           (0.05)(a)     (0.06)(a)   (0.10)(a)    (0.01)(a)     (0.10)(a)   (0.16)(a)   (0.20)(a)   (0.01)(a)
----------------------------------------------------------------------------------------------------------------------------
    Net gains (losses)
      on securities
      (both realized and
      unrealized)              1.24         (1.62)       3.58         1.10          1.22       (1.60)       3.58       (0.17)
============================================================================================================================
        Total from
          investment
          operations           1.19         (1.68)       3.48    $    1.09          1.12       (1.76)       3.38       (0.18)
============================================================================================================================
Net asset value, end of
  period                  $   14.08      $  12.89    $  14.57    $  $11.09     $   13.82    $  12.70    $  14.46    $  11.08
============================================================================================================================
Total return(b)                9.23%       (11.53)%     31.38%       10.90%         8.82%     (12.17)%     30.51%      (1.60)%
============================================================================================================================

RATIOS/SUPPLEMENTAL
  DATA:

Net assets, end of
  period (000s omitted)   $ 644,959      $717,263    $577,685    $ 251,253     $ 483,673    $493,993    $297,623    $ 22,435
============================================================================================================================
Ratio of expenses to
  average net assets(c)        1.36%(d)      1.28%       1.33%        1.35%(e)      2.11%(d)    2.02%       2.09%       1.89%(e)
============================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets(f)       (0.70)%(d)    (0.40)%     (0.83)%      (0.29)%(e)    (1.44)%(d)  (1.14)%     (1.59)%     (0.83)%(e)
============================================================================================================================
Portfolio turnover rate          56%           78%         41%          13%           56%         78%         41%         13%
============================================================================================================================

                                       CLASS C
                          -----------------------------------
                                             OCTOBER 31,
                          APRIL 30,      --------------------
                            1999           1998        1997
                          ---------      --------    --------
Net asset value,
  beginning of period     $   12.69      $  14.45    $  13.48
-------------------------------------------------------------
Income from investment
  operations:
    Net investment
      income (loss)           (0.10)        (0.16)(a)   (0.06)(a)
-------------------------------------------------------------
    Net gains (losses)
      on securities
      (both realized and
      unrealized)              1.22         (1.60)       1.03
=============================================================
        Total from
          investment
          operations           1.12         (1.76)       0.97
=============================================================
Net asset value, end of
  period                  $   13.81      $  12.69    $  14.45
=============================================================
Total return(b)                8.83%       (12.18)%      7.20%
=============================================================

RATIOS/SUPPLEMENTAL
  DATA:

Net assets, end of
  period (000s omitted)   $  53,242      $ 48,293    $ 12,195
=============================================================
Ratio of expenses to
  average net assets(c)        2.10%(d)      2.02%       2.14%(e)
=============================================================
Ratio of net investment
  income (loss) to
  average net assets(f)       (1.44)%(d)    (1.14)%     (1.64)%(e)
=============================================================
Portfolio turnover rate          56%           78%         41%
=============================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996 for Class A, 2.14% and 2.28%
    (annualized) for 1997-1996 for Class B and 2.19% (annualized) for 1997 for Class C.

(d) Ratios are annualized and based on average net assets of $729,278,315, $528,273,810 and $55,425,119 for Class A, Class B and Class C, respectively.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A, (1.64)% and (1.22)% (annualized) for 1997-1996 for Class B and (1.69)%
    (annualized) for 1997 for Class C.

BOARD OF DIRECTORS                                OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              TRANSFER AGENT
Director                                          Edgar M. Larsen
Cortland Trust Inc.                               Senior Vice President                   A I M Fund Services, Inc.
                                                                                          P.O. Box 4739
Edward K. Dunn Jr.                                Dana R. Sutton                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President and Treasurer
Formerly Vice Chairman and President,                                                     CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox
President, Mercantile Bankshares                  Vice President                          State Street Bank and Trust Company
                                                                                          225 Franklin Street
Jack Fields                                       Mary J. Benson                          Boston, MA 02110
Chief Executive Officer                           Assistant Vice President
Texana Global, Inc.;                              and Assistant Treasurer                 COUNSEL TO THE FUND
Formerly Member
of the U.S. House of Representatives              Sheri Morris                            Ballard Spahr
                                                  Assistant Vice President                Andrews & Ingersoll, LLP
Carl Frischling                                   and Assistant Treasurer                 1735 Market Street
Partner                                                                                   Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP             Renee A. Friedli
                                                  Assistant Secretary                     COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer             P. Michelle Grace                       Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                       Assistant Secretary                     919 Third Avenue
                                                                                          New York, NY 10022
Prema Mathai-Davis                                Jeffrey H. Kupor
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary                     DISTRIBUTOR
Commissioner, New York City Dept. for the
Aging; and member of the Board of Directors,      Nancy L. Martin                         A I M Distributors, Inc.
Metropolitan Transportation Authority of          Assistant Secretary                     11 Greenway Plaza
New York State                                                                            Suite 100
                                                  Ofelia M. Mayo                          Houston, TX 77046
Lewis F. Pennock                                  Assistant Secretary
Attorney
                                                  Lisa A. Moss
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Kathleen J. Pflueger
Limited Partnership                               Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

                            HOW AIM MAKES INVESTING
                                  EASY FOR YOU


                 -----------------------------------------------

                              CURRENT SHAREHOLDERS

                                  CAN CALL OUR

                              AIM INVESTOR LINE AT

                                  800-246-5463

                               FOR 24-HOUR-A-DAY

                              ACCOUNT INFORMATION.

                 -----------------------------------------------


o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.


o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.


o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.


o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.


o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.


o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.


o RETIREMENT PLANS. You may purchase shares of an AIM fund for your Individual Retirement Account (IRA), Roth IRA, or any other type of retirement plan, and earn tax-deferred dollars for your retirement.


o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.


o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                              INTERNATIONAL GROWTH FUNDS                 A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)             AIM Advisor International Value Fund       leadership in the mutual-fund industry
AIM Blue Chip Fund                        AIM Asian Growth Fund                      since 1976 and managed approximately $112
AIM Capital Development Fund              AIM Developing Markets Fund(2)             billion in assets for more than 6.3 million
AIM Constellation Fund                    AIM Europe Growth Fund(2)                  shareholders, including individual investors,
AIM Dent Demographic Trends Fund          AIM European Development Fund              corporate clients, and financial institutions,
AIM Large Cap Growth Fund                 AIM International Equity Fund              as of March 31, 1999.
AIM Mid Cap Equity Fund(2), (A)           AIM Japan Growth Fund(2)                       The AIM Family of Funds--Registered
AIM Select Growth Fund(3)                 AIM Latin American Growth Fund(2)          Trademark-- is distributed nationwide,
AIM Small Cap Growth Fund(2), (B)         AIM New Pacific Growth Fund(2)             and AIM today is the 10th-largest
AIM Small Cap Opportunities Fund                                                     mutual-fund complex in the United States in
AIM Value Fund                            GLOBAL GROWTH FUNDS                        assets under management, according to Strategic
AIM Weingarten Fund                       AIM Global Aggressive Growth Fund          Insight, an independent mutual-fund monitor.
                                          AIM Global Growth Fund
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                     GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Large Cap Value Fund          AIM Global Growth & Income Fund(2)
AIM Advisor Real Estate Fund              AIM Global Utilities Fund
AIM Balanced Fund
AIM Basic Value Fund(2), (C)              GLOBAL INCOME FUNDS
AIM Charter Fund                          AIM Emerging Markets Debt Fund(2), (D)
                                          AIM Global Government Income Fund(2)
INCOME FUNDS                              AIM Global Income Fund
AIM Floating Rate Fund(2)                 AIM Strategic Income Fund(2)
AIM High Yield Fund
AIM High Yield Fund II                    THEME FUNDS
AIM Income Fund                           AIM Global Consumer Products and Services Fund(2)
AIM Intermediate Government Fund          AIM Global Financial Services Fund(2)
AIM Limited Maturity Treasury Fund        AIM Global Health Care Fund(2)
                                          AIM Global Infrastructure Fund(2)
TAX-FREE INCOME FUNDS                     AIM Global Resources Fund(2)
AIM High Income Municipal Fund            AIM Global Telecommunications and Technology Fund(2), (E)
AIM Municipal Bond Fund                   AIM Global Trends Fund(2), (F)
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund


(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and
Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


                           [AIM LOGO APPEARS HERE]

                 INVEST WITH DISCIPLINE--Registered Trademark--